S C H E D U L E  O F  I N V E S T M E N T S  ( 0 0 0 ) *

December 31, 2022 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

COMMON STOCK
Australia — 10.0%

Austal Ltd.	210,119	$298

Charter Hall Retail [1]	155,755	402

Coronado Global Resources Inc., Class CDI	354,992	480

Elders Ltd.	46,305	318

GrainCorp Ltd., Class A	242,121	1,221

Helia Group Ltd.	171,709	320

JB Hi-Fi Ltd.	79,290	2,260

Metcash Ltd.	644,459	1,743

New Hope Corp. Ltd.	315,971	1,357

Perenti Ltd. [2]	615,320	551

Pilbara Minerals Ltd. [2]	667,815	1,691

Whitehaven Coal Ltd.	276,589	1,762

		12,403

Austria — 1.0%

Raiffeisen Bank International AG [2]	78,445	1,279

Brazil — 2.0%

Iochpe-Maxion SA	166,200	371

JHSF Participacoes S.A.	371,700	353

Marfrig Global Foods S.A.	1,053,800	1,736

		2,460

Canada — 7.7%

AGF Management Ltd., Class B	255,611	1,335

Artis [1]	105,964	705

Canfor Corp. [2]	112,208	1,766

Celestica Inc. [2]	46,000	518

Crescent Point Energy Corp.	74,125	529

Interfor Corp. [2]	93,794	1,455

Parex Resources Inc.	89,199	1,327

Russel Metals Inc.	57,162	1,215

Whitecap Resources Inc.	79,495	631

		9,481

China — 2.9%

FinVolution Group ADR	380,937	1,889

Hello Group Inc. ADR	195,735	1,758

		3,647

Denmark — 0.6%

D/S Norden A/S	5,996	362

Scandinavian Tobacco Group A/S	19,180	337

		699

Finland — 0.8%

Outokumpu OYJ	187,819	953

S C H E D U L E  O F  I N V E S T M E N T S  ( 0 0 0 ) * (continued)

December 31, 2022 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value
Germany — 0.3%
Wuestenrot & Wuerttembergische AG	24,644	$407

Greece — 0.4%
Motor Oil Hellas Corinth Refineries SA	21,718	506

Hong Kong — 0.7%
Kerry Properties Ltd.	416,165	903

India — 5.2%
CESC Ltd.	442,605	408
KPIT Technologies Ltd.	241,572	2,052
National Aluminium Co. Ltd.	1,976,816	1,920
Power Finance Corp. Ltd.	1,198,121	2,042

		6,422

Indonesia — 2.8%
Bukit Asam Tbk PT	4,367,500	1,036
Erajaya Swasembada Tbk PT	16,035,000	403
Indo Tambangraya Megah Tbk PT	595,900	1,496
Perusahaan Gas Negara Tbk PT	4,572,600	517

		3,452

Israel — 0.4%
Inmode Ltd. [2]	14,352	512

Italy — 2.8%
Banca Mediolanum SpA	83,507	696
BPER Banca	644,591	1,322
Unipol Gruppo SpA	306,712	1,493

		3,511

Japan — 22.5%

Alfresa Holdings Corp.	80,600	1,025

Canon Marketing Japan Inc.	17,600	399

Citizen Watch Co. Ltd.	228,800	1,027

Credit Saison Co. Ltd.	114,900	1,481

Daiwabo Holdings Co. Ltd.	68,600	1,006

EDION Corp.	87,500	856

Electric Power Development Co. Ltd.	157,400	2,500

Fujikura Ltd.	46,300	348

GungHo Online Entertainment Inc.	19,800	320

H.U. Group Holdings Inc.	28,400	620

Hanwa Co. Ltd.	19,900	562

Hosiden Corp.	39,500	472

IDOM Inc.	69,600	349

Japan Petroleum Exploration Co. Ltd.	28,500	838

Kawasaki Kisen Kaisha Ltd.	69,800	1,478

Komeri Co. Ltd.	22,600	468

S C H E D U L E  O F  I N V E S T M E N T S  ( 0 0 0 ) * (continued)

December 31, 2022 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value
Japan — (continued)
Macnica Holdings Inc.	21,900	$518
Makino Milling Machine Co. Ltd.	13,700	448
Mitsui OSK Lines Ltd.	29,600	740
NHK Spring Co. Ltd.	53,700	341
Nippon Television Holdings Inc.	32,200	254
Sankyo Co. Ltd.	34,900	1,426
Shimamura Co. Ltd.	25,000	2,491
SKY Perfect JSAT Holdings Inc.	119,900	441
Sojitz Corp.	136,900	2,609
Sumitomo Forestry Co. Ltd.	75,900	1,341
Suzuken Co. Ltd.	28,400	768
Tokyo Steel Manufacturing Co. Ltd.	75,000	674
Tokyo Tatemono Co. Ltd.	71,600	867
Transcosmos Inc.	21,800	535
Yamato Kogyo Co. Ltd.	9,600	327
Yokohama Rubber Co. Ltd.	25,900	401

		27,930

Netherlands — 1.3%
OCI NV	45,085	1,612

Norway — 2.2%
DNO ASA	376,362	454
Elkem ASA	156,884	565
Europris ASA	72,316	506
MPC Container Ships ASA	452,957	747
Wallenius Wilhelmsen ASA, Class B	44,427	438

		2,710

Saudi Arabia — 1.3%
Al Hammadi Holding	145,207	1,554

Singapore — 2.2%
Golden Agri-Resources Ltd.	2,658,100	496
Sembcorp Industries Ltd.	666,600	1,683
Yanlord Land Group Ltd.	779,500	593

		2,772

South Korea — 5.7%
BNK Financial Group Inc.	74,749	385
Hanwha Corp.	40,662	827
Hyundai Marine & Fire Insurance Co. Ltd.	41,621	970
JB Financial Group Co. Ltd.	71,874	449
LX INTERNATIONAL CORP	52,785	1,422
POSCO International Corp.	134,085	2,407
Youngone Corp.	16,260	607

		7,067

S C H E D U L E  O F  I N V E S T M E N T S  ( 0 0 0 ) * (continued)

December 31, 2022 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value
Spain — 0.9%
Banco de Sabadell S.A.	491,685	$462
Cia de Distribucion Integral Logista Holdings S.A.	24,438	616

		1,078

Sweden — 2.2%
Betsson AB, Class B [2]	41,482	337
SSAB AB, Class B	450,290	2,346

		2,683

Taiwan — 6.8%
Chicony Electronics Co. Ltd.	213,000	596
FLEXium Interconnect Inc.	236,000	749
Kindom Development Co. Ltd.	365,000	346
Radiant Opto-Electronics Corp.	606,000	2,064
Sercomm Corp.	208,000	514
Simplo Technology Co. Ltd.	222,000	2,055
Supreme Electronics Co. Ltd.	322,000	375
TaiDoc Technology Corp.	71,000	427
Wistron Corp.	1,114,000	1,064
Wistron NeWeb Corp.	110,000	281

		8,471

Thailand — 3.2%
AP Thailand PCL	2,429,100	813
Chularat Hospital PCL, Class F	8,694,200	923
Regional Container Lines PCL	745,600	661
Sansiri PCL	14,689,100	746
Supalai PCL	1,137,900	798

		3,941

Turkey — 2.8%
Sok Marketler Ticaret AS [2]	1,038,946	1,552
Turk Hava Yollari AO [2]	121,302	914
Turk Traktor ve Ziraat Makineleri AS	30,209	1,063

		3,529

United Kingdom — 6.4%
Centrica PLC	1,997,240	2,323
Drax Group PLC	79,120	671
Investec PLC	226,035	1,382
Keller Group PLC	51,999	502
OSB Group PLC	96,709	559
Plus500 Ltd.	51,835	1,125
Redde Northgate PLC	191,804	954
Serco Group PLC	188,287	354

		7,870

Total Common Stock
(Cost $115,063) — 95.1%		117,852

S C H E D U L E  O F  I N V E S T M E N T S  ( 0 0 0 ) * (continued)

December 31, 2022 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value
EXCHANGE TRADED FUND
Vanguard FTSE All World ex-US Small-Cap ETF	22,293	$2,292

Total Exchange Traded Fund
(Cost $2,295) — 1.9%		2,292

PREFERENCE STOCK
Brazil — 1.1%
Cia Paranaense de Energia ‡	944,900	1,415

Total Preference Stock
(Cost $1,320) — 1.1%		1,415

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 4.223% **	2,116,694	2,117

Total Short-Term Investment
(Cost $2,117) — 1.7%		2,117

Total Investments — 99.8%
(Cost $120,795)		123,676

Other Assets in Excess of Liabilities — 0.2%		231

Net Assets — 100.0%		$123,907

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2022.
‡	There is currently no rate available.
1	Real Estate Investment Trust.
2	Non-income producing security.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FTSE	Financial Times London Stock Exchange

S C H E D U L E  O F  I N V E S T M E N T S  ( 0 0 0 ) (concluded)

December 31, 2022 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2022:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$12,403	$—	$12,403
Austria	—	1,279	—	1,279
Brazil	2,460	—	—	2,460
Canada	9,481	—	—	9,481
China	3,647	—	—	3,647
Denmark	—	699	—	699
Finland	—	953	—	953
Germany	—	407	—	407
Greece	—	506	—	506
Hong Kong	—	903	—	903
India	—	6,422	—	6,422
Indonesia	—	3,452	—	3,452
Israel	512	—	—	512
Italy	—	3,511	—	3,511
Japan	—	27,930	—	27,930
Netherlands	—	1,612	—	1,612
Norway	—	2,710	—	2,710
Saudi Arabia	—	1,554	—	1,554
Singapore	—	2,772	—	2,772
South Korea	—	7,067	—	7,067
Spain	—	1,078	—	1,078
Sweden	—	2,683	—	2,683
Taiwan	—	8,471	—	8,471
Thailand	—	3,941	—	3,941
Turkey	—	3,529	—	3,529
United Kingdom	—	7,870	—	7,870

Total Common Stock	16,100	101,752	—	117,852

Exchange Traded Fund	2,292	—	—	2,292

Preference Stock	1,415	—	—	1,415

Short-Term Investment	2,117	—	—	2,117

Total Investments in Securities	$21,924	$101,752	$—	$123,676

Amounts designated as “—” are $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-006-1700